SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Text block [abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

(a)	Stock Options
Subsequent to December 31, 2020, 633,334 stock options were exercised for proceeds of $1,643,168 and 250,000 stock options were granted with an exercise price of $5.16 which expire on February 16, 2026.

(b)	Conversion of Debentures
On February 18, 2021, the Company announced that it received notice from the 2016 and 2017 convertible debenture holders that they have elected to convert their debentures, and a portion of accrued interest, into 48,260,380 common shares of the Company.

(c)	Feasibility Study
On February 22, 2021, the Company released a Feasibility Study for the Rook I Project (Note 5).

(d)	Bought Deal Financing
On February 25, 2021, the Company announced an equity financing on a bought deal basis of 33,400,000 common shares of the Company at a price of $4.50 per common share (the “Offering Price”) for gross proceeds of approximately $150 million (the “Offering”). The Company has granted the Underwriters an option, exercisable at the Offering Price for a period of 30 days following the closing of the Offering, to purchase up to an additional 5,010,000 common shares to cover over-allotments, if any (the “Over-Allotment Option”). The Offering closed on March 11, 2021 and the Over-Allotment Option closed on March 16, 2021.